Tri-Continental Corporation
First Quarter Report
March 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Tri-Continental Corporation, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 65.6%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	350,000	9,898,000
Verizon Communications, Inc.	185,000	8,391,600
Total		18,289,600
Interactive Media & Services 4.2%
Alphabet, Inc., Class A	266,348	41,188,055
Meta Platforms, Inc., Class A	61,697	35,559,683
Total		76,747,738
Media 0.4%
Comcast Corp., Class A	130,000	4,797,000
Fox Corp., Class A	41,809	2,366,389
Total		7,163,389
Total Communication Services		102,200,727
Consumer Discretionary 5.9%
Automobiles 0.4%
Tesla, Inc.(a)	26,776	6,939,268
Broadline Retail 2.1%
Amazon.com, Inc.(a)	181,205	34,476,063
Macy’s, Inc.	375,000	4,710,000
Total		39,186,063
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc.	3,935	18,128,191
Darden Restaurants, Inc.	27,500	5,713,400
Expedia Group, Inc.	14,826	2,492,251
Total		26,333,842
Household Durables 0.7%
Newell Brands, Inc.	600,000	3,720,000
PulteGroup, Inc.	90,839	9,338,249
Total		13,058,249
Specialty Retail 0.3%
Best Buy Co., Inc.	67,500	4,968,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	48,383	10,680,064
Tapestry, Inc.	102,847	7,241,457
Total		17,921,521
Total Consumer Discretionary		108,407,618
Consumer Staples 4.2%
Beverages 0.4%
Molson Coors Beverage Co., Class B	123,616	7,524,506
Food Products 1.2%
Archer-Daniels-Midland Co.	27,024	1,297,422
Bunge Global SA	15,624	1,193,986
General Mills, Inc.	112,268	6,712,504
Kraft Heinz Co. (The)	160,000	4,868,800
Mondelez International, Inc., Class A	110,000	7,463,500
Total		21,536,212
Household Products 0.8%
Colgate-Palmolive Co.	136,589	12,798,389
Kimberly-Clark Corp.	9,686	1,377,543
Total		14,175,932
Personal Care Products 0.3%
Kenvue, Inc.	265,000	6,354,700
Tobacco 1.5%
Altria Group, Inc.	317,626	19,063,913
Philip Morris International, Inc.	47,500	7,539,675
Total		26,603,588
Total Consumer Staples		76,194,938
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	131,233	21,953,968
Diamondback Energy, Inc.	32,500	5,196,100
EOG Resources, Inc.	40,000	5,129,600
Exxon Mobil Corp.	146,132	17,379,479
Marathon Petroleum Corp.	10,588	1,542,566
Valero Energy Corp.	74,354	9,819,933
Total		61,021,646
Total Energy		61,021,646

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.4%
Banks 3.0%
Citigroup, Inc.	243,505	17,286,420
JPMorgan Chase & Co.	73,086	17,927,996
M&T Bank Corp.	52,500	9,384,375
U.S. Bancorp	225,000	9,499,500
Total		54,098,291
Capital Markets 2.8%
Ares Capital Corp.	325,000	7,202,000
Blackrock, Inc.	16,283	15,411,534
Blackstone Secured Lending Fund	215,000	6,957,400
CME Group, Inc.	44,215	11,729,798
Morgan Stanley	70,000	8,166,900
State Street Corp.	28,278	2,531,729
Total		51,999,361
Consumer Finance 0.7%
Synchrony Financial	231,562	12,258,892
Financial Services 1.3%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	374,854
Fiserv, Inc.(a)	85,070	18,786,008
Visa, Inc., Class A	15,152	5,310,170
Total		24,471,032
Insurance 2.2%
Allstate Corp. (The)	32,119	6,650,881
Marsh & McLennan Companies, Inc.	72,794	17,763,920
MetLife, Inc.	87,500	7,025,375
Prudential Financial, Inc.	73,081	8,161,686
Total		39,601,862
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Starwood Property Trust, Inc.	375,000	7,413,750
Total Financials		189,843,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.3%
Biotechnology 2.2%
AbbVie, Inc.	79,212	16,596,498
Amgen, Inc.	41,841	13,035,564
BioMarin Pharmaceutical, Inc.(a)	21,491	1,519,199
Regeneron Pharmaceuticals, Inc.	4,251	2,696,112
Vertex Pharmaceuticals, Inc.(a)	11,959	5,797,962
Total		39,645,335
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	290,069	9,929,062
Hologic, Inc.(a)	148,807	9,191,808
Medtronic PLC	227,910	20,479,993
Total		39,600,863
Health Care Providers & Services 1.4%
Cigna Group (The)	24,151	7,945,679
CVS Health Corp.	142,500	9,654,375
McKesson Corp.	9,422	6,340,912
Universal Health Services, Inc., Class B	8,204	1,541,531
Total		25,482,497
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.(a)	18,582	3,276,006
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	449,710	27,427,813
Merck & Co., Inc.	52,500	4,712,400
Pfizer, Inc.	190,000	4,814,600
Viatris, Inc.	740,737	6,451,819
Total		43,406,632
Total Health Care		151,411,333
Industrials 5.4%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	8,025	3,584,848
RTX Corp.	72,500	9,603,350
Total		13,188,198
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	42,500	4,674,575
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.2%
Masco Corp.	130,480	9,073,579
Trane Technologies PLC	39,734	13,387,179
Total		22,460,758
Commercial Services & Supplies 0.1%
Cintas Corp.	6,647	1,366,158
Ground Transportation 0.3%
Union Pacific Corp.	21,500	5,079,160
Machinery 1.6%
Caterpillar, Inc.	19,749	6,513,220
Pentair PLC	47,344	4,141,653
Snap-On, Inc.	28,731	9,682,635
Stanley Black & Decker, Inc.	60,000	4,612,800
Westinghouse Air Brake Technologies Corp.	19,274	3,495,340
Total		28,445,648
Passenger Airlines 0.5%
Delta Air Lines, Inc.	155,243	6,768,595
United Airlines Holdings, Inc.(a)	33,490	2,312,484
Total		9,081,079
Professional Services 0.8%
Automatic Data Processing, Inc.	46,660	14,256,030
Total Industrials		98,551,606
Information Technology 16.1%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	138,823	10,756,006
Cisco Systems, Inc.	120,000	7,405,200
Total		18,161,206
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	200,000	9,156,000
IT Services 0.3%
International Business Machines Corp.	20,000	4,973,200
Semiconductors & Semiconductor Equipment 5.1%
Broadcom, Inc.	36,843	6,168,623
NVIDIA Corp.	531,085	57,558,992
Qorvo, Inc.(a)	75,094	5,437,557
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	110,450	16,966,225
Texas Instruments, Inc.	40,000	7,188,000
Total		93,319,397
Software 5.3%
Adobe, Inc.(a)	17,543	6,728,267
Fortinet, Inc.(a)	37,125	3,573,652
Gen Digital, Inc.	47,316	1,255,767
Microsoft Corp.	130,817	49,107,394
Palo Alto Networks, Inc.(a)	92,406	15,768,160
Salesforce, Inc.	62,565	16,789,943
ServiceNow, Inc.(a)	4,894	3,896,309
Total		97,119,492
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.(d)	245,251	54,477,605
HP, Inc.	225,000	6,230,250
NetApp, Inc.	116,909	10,269,286
Total		70,977,141
Total Information Technology		293,706,436
Materials 1.7%
Chemicals 1.2%
CF Industries Holdings, Inc.	142,125	11,107,069
LyondellBasell Industries NV, Class A	67,500	4,752,000
Nutrien Ltd.	105,000	5,215,350
Total		21,074,419
Containers & Packaging 0.3%
International Paper Co.	110,000	5,868,500
Metals & Mining 0.2%
Steel Dynamics, Inc.	34,381	4,300,375
Total Materials		31,243,294
Real Estate 2.4%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	87,308	1,240,647
Industrial REITs 0.3%
Prologis, Inc.	47,500	5,310,025
Office REITs 0.2%
BXP, Inc.	70,000	4,703,300

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
Invitation Homes, Inc.	145,000	5,053,250
Retail REITs 0.3%
Realty Income Corp.	90,000	5,220,900
Specialized REITs 1.2%
American Tower Corp.	59,871	13,027,930
SBA Communications Corp.	19,655	4,324,296
VICI Properties, Inc.	152,500	4,974,550
Total		22,326,776
Total Real Estate		43,854,898
Utilities 2.2%
Electric Utilities 1.9%
Duke Energy Corp.	40,000	4,878,800
Edison International	93,800	5,526,696
Entergy Corp.	122,065	10,435,337
FirstEnergy Corp.	125,000	5,052,500
PG&E Corp.	586,307	10,072,754
Total		35,966,087
Gas Utilities 0.3%
UGI Corp.	150,000	4,960,500
Total Utilities		40,926,587
Total Common Stocks (Cost $869,814,916)		1,197,362,271

Convertible Bonds 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.3%
Rivian Automotive, Inc.
03/15/2029	4.625%	5,800,000	5,655,000
Consumer Products 0.3%
LCI Industries(e)
03/01/2030	3.000%	4,900,000	4,798,938
Diversified Manufacturing 0.5%
Bloom Energy Corp.
06/01/2028	3.000%	3,000,000	3,919,500
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,000,000	4,425,600
Total			8,345,100
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.9%
Duke Energy Corp.
04/15/2026	4.125%	4,500,000	4,877,100
PG&E Corp.
12/01/2027	4.250%	4,500,000	4,754,250
WEC Energy Group, Inc.(e)
06/01/2029	4.375%	6,000,000	7,179,785
Total			16,811,135
Finance Companies 0.5%
Galaxy Digital Holdings LP(e)
12/01/2029	2.500%	5,500,000	4,593,688
Hercules Capital, Inc.(e)
09/01/2028	4.750%	5,100,000	5,010,750
Total			9,604,438
Healthcare REIT 0.3%
Welltower OP LLC(e)
07/15/2029	3.125%	4,000,000	5,240,000
Leisure 0.2%
Carnival Corp.
12/01/2027	5.750%	2,500,000	4,171,250
Media and Entertainment 0.3%
fuboTV, Inc.
02/15/2026	3.250%	5,200,000	5,031,000
Other Financial Institutions 0.7%
MARA Holdings, Inc.(e),(f)
06/01/2031	0.000%	9,500,000	6,773,500
RWT Holdings, Inc.
10/01/2025	5.750%	6,000,000	5,970,000
Total			12,743,500
Other REIT 0.8%
PennyMac Corp.
03/15/2026	5.500%	9,500,000	9,400,250
Redwood Trust, Inc.
06/15/2027	7.750%	1,000,000	984,500
Starwood Property Trust, Inc.
07/15/2027	6.750%	4,500,000	4,749,560
Total			15,134,310
Pharmaceuticals 0.7%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	9,000,000	8,068,500
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	2,700,000	4,382,100
Total			12,450,600
Retailers 0.0%
Farfetch Ltd.(g)
05/01/2027	0.000%	5,300,000	159,000
Technology 1.1%
CSG Systems International, Inc.
09/15/2028	3.875%	4,398,000	4,741,044
MicroStrategy, Inc.(e),(f)
12/01/2029	0.000%	9,000,000	7,254,000
Progress Software Corp.
03/01/2030	3.500%	4,500,000	4,738,578
Western Digital Corp.
11/15/2028	3.000%	3,000,000	3,858,000
Total			20,591,622
Wireless 0.3%
AST SpaceMobile, Inc.(e)
03/01/2032	4.250%	5,300,000	6,211,600
Total Convertible Bonds (Cost $125,630,093)			126,947,493

Convertible Preferred Stocks 4.2%
Issuer		Shares	Value ($)
Financials 1.4%
Banks 0.5%
Bank of America Corp.(h)	7.250%	8,000	9,894,880
Capital Markets 0.9%
AMG Capital Trust II	5.150%	32,500	1,718,600
Ares Management Corp.	6.750%	100,000	4,768,000
KKR & Co., Inc.	6.250%	200,000	9,776,000
Total			16,262,600
Total Financials			26,157,480
Health Care 0.3%
Health Care Providers & Services 0.3%
BrightSpring Health Services, Inc.	6.750%	80,000	5,283,823
Total Health Care			5,283,823
Industrials 0.7%
Aerospace & Defense 0.5%
Boeing Co. (The)	6.000%	160,000	9,444,800
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Machinery 0.2%
Chart Industries, Inc., ADR	6.750%	65,000	3,596,441
Total Industrials			13,041,241
Information Technology 0.7%
Semiconductors & Semiconductor Equipment 0.3%
Microchip Technology, Inc.	7.500%	100,000	5,000,000
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.	7.625%	165,000	7,949,479
Total Information Technology			12,949,479
Materials 0.3%
Chemicals 0.3%
Albemarle Corp.	7.250%	130,000	4,678,700
Total Materials			4,678,700
Utilities 0.8%
Electric Utilities 0.8%
Nextera Energy, Inc.	7.234%	110,000	4,963,200
NextEra Energy, Inc.	7.299%	100,000	4,811,235
PG&E Corp.	6.000%	125,000	5,500,323
Total			15,274,758
Total Utilities			15,274,758
Total Convertible Preferred Stocks (Cost $79,641,891)			77,385,481

Corporate Bonds & Notes 21.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2054	6.858%	4,500,000	4,890,806
United Technologies Corp.
06/01/2042	4.500%	5,500,000	4,840,851
Total			9,731,657
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,200,000	4,178,644
Apartment REIT 0.3%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	5,000,000	4,783,552

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.1%
Citigroup, Inc.(i)
Subordinated
09/19/2039	5.411%	5,300,000	5,068,416
JPMorgan Chase & Co.(h),(i)
	6.500%	4,700,000	4,814,316
JPMorgan Chase & Co.(i)
04/22/2052	3.328%	7,000,000	4,854,492
M&T Bank Corp.(i)
01/16/2036	5.385%	5,100,000	5,000,891
Total			19,738,115
Building Materials 0.2%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	5,300,000	4,477,956
Cable and Satellite 0.4%
EchoStar Corp.(j)
11/30/2030	6.750%	5,299,920	4,810,962
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	2,386,797
Total			7,197,759
Chemicals 0.9%
INEOS Finance PLC(e)
04/15/2029	7.500%	4,500,000	4,482,551
Innophos Holdings, Inc.(e)
06/15/2029	11.500%	4,600,000	4,778,250
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	7,300,000	6,420,519
Total			15,681,320
Construction Machinery 0.1%
Vortex Opco LLC.(e)
04/30/2030	8.000%	4,890,600	1,216,197
Vortex Opco LLC.(e),(k)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,123,200	1,101,708
Total			2,317,905
Consumer Products 0.7%
Mattel, Inc.(e)
04/01/2029	3.750%	2,700,000	2,558,176
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,417,083
11/01/2041	5.450%	745,000	684,460
Newell Brands, Inc.(i)
04/01/2036	6.875%	2,000,000	1,938,112
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
04/01/2046	7.000%	4,200,000	3,685,869
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	3,361,897
Total			13,645,597
Electric 2.3%
AES Corp. (The)
03/15/2032	5.800%	4,900,000	4,945,670
Duke Energy Corp.(i)
09/01/2054	6.450%	4,900,000	4,908,014
Edison International
03/15/2030	6.250%	4,800,000	4,865,566
Entergy Corp.(i)
12/01/2054	7.125%	4,700,000	4,773,912
Entergy Louisiana LLC
03/15/2055	5.800%	5,000,000	4,977,039
FirstEnergy Corp.
03/01/2050	3.400%	11,100,000	7,536,219
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,000,000	5,003,006
Wisconsin Electric Power Co.
10/01/2054	5.050%	5,400,000	4,959,034
Total			41,968,460
Food and Beverage 1.1%
Mars, Inc.(e)
05/01/2045	5.650%	5,100,000	5,111,057
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	7,000,000	6,983,237
United Natural Foods, Inc.(e)
10/15/2028	6.750%	7,180,000	7,093,597
Total			19,187,891
Gaming 0.5%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	9,900,000	9,334,416
Health Care 1.4%
Acadia Healthcare Co., Inc.(e)
04/15/2029	5.000%	7,700,000	7,283,504
CVS Health Corp.
07/20/2045	5.125%	3,000,000	2,616,315
CVS Health Corp.(i)
03/10/2055	7.000%	5,000,000	5,037,127
Quotient Ltd.(b),(c),(e),(j)
04/15/2030	12.000%	3,204,789	3,108,645
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(e)
10/01/2030	9.000%	7,000,000	6,918,803
Total			24,964,394
Independent Energy 1.3%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	10,000,000	9,502,833
Occidental Petroleum Corp.
07/15/2044	4.500%	9,340,000	6,987,271
04/15/2046	4.400%	9,600,000	7,197,844
Total			23,687,948
Leisure 0.7%
Carnival Corp.(e)
02/15/2033	6.125%	4,915,000	4,842,487
NCL Corp., Ltd.(e)
02/15/2029	7.750%	4,500,000	4,688,247
02/01/2032	6.750%	2,467,000	2,438,933
Total			11,969,667
Life Insurance 0.3%
MetLife, Inc.
07/15/2052	5.000%	5,500,000	4,996,566
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	10,000,000	8,583,515
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	4,550,960
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	11,500,000	9,290,179
Mav Acquisition Corp.(e)
08/01/2029	8.000%	4,500,000	4,447,276
Total			26,871,930
Oil Field Services 1.0%
Nabors Industries Ltd.(e)
01/15/2028	7.500%	5,100,000	4,690,752
Nabors Industries, Inc.(e)
08/15/2031	8.875%	5,500,000	4,781,790
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	4,720,000	4,810,117
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	4,626,048	4,727,589
Total			19,010,248
Other Financial Institutions —%
WeWork Companies US LLC(b),(c),(e)
08/15/2027	0.000%	4,500,000	0
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Prologis LP
03/15/2054	5.250%	5,500,000	5,203,819
Packaging 0.5%
ARD Finance SA(e),(j)
06/30/2027	7.250%	6,043,772	380,830
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	9,000,000	8,483,072
Total			8,863,902
Pharmaceuticals 1.2%
1261229 BC Ltd.(e),(l)
04/15/2032	10.000%	4,800,000	4,775,257
1375209 BC Ltd.(e)
01/30/2028	9.000%	1,415,000	1,413,455
AbbVie, Inc.
03/15/2055	5.600%	5,000,000	5,045,880
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	2,515,000	2,403,551
Merck & Co., Inc.
05/17/2053	5.000%	5,000,000	4,617,831
Organon & Co./Foreign Debt Co-Issuer BV(e)
05/15/2034	7.875%	3,900,000	3,792,690
Organon Finance 1 LLC(e)
04/30/2031	5.125%	833,000	726,977
Total			22,775,641
Property & Casualty 0.3%
Panther Escrow Issuer LLC(e)
06/01/2031	7.125%	4,500,000	4,582,299
Railroads 0.3%
Union Pacific Corp.
02/20/2035	5.100%	5,300,000	5,343,714
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,500,000	9,091,437
Retailers 0.6%
Hanesbrands, Inc.(e)
02/15/2031	9.000%	4,200,000	4,427,682
L Brands, Inc.(e)
10/01/2030	6.625%	2,357,000	2,392,053
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	7,500,000	4,064,759
Total			10,884,494

Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
03/15/2033	6.250%	3,000,000	3,032,346
Safeway, Inc.
02/01/2031	7.250%	4,200,000	4,364,437
Total			7,396,783
Technology 2.7%
Broadcom, Inc.(e)
02/15/2041	3.500%	6,200,000	4,856,565
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	4,500,000	4,487,135
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	5,000,000	4,978,742
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	5,200,000	4,941,486
International Business Machines Corp.
02/06/2053	5.100%	5,500,000	5,036,910
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	8,000,000	7,517,127
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	6,291,871
Picard Midco, Inc.(e)
03/31/2029	6.500%	5,000,000	4,861,060
Rocket Software, Inc.(e)
02/15/2029	6.500%	7,575,000	7,138,453
Total			50,109,349
Transportation Services 0.2%
Hertz Corp. (The)(e)
07/15/2029	12.625%	4,600,000	4,151,800
Total Corporate Bonds & Notes (Cost $418,643,129)			392,147,263

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(i)
10/30/2040	10.919%	165,000	4,926,900
Total Preferred Debt (Cost $4,356,642)			4,926,900

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	39,425	0
Quotient Ltd.(a),(b),(c) 07/06/2027	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(m),(n)	19,366,123	19,362,250
Total Money Market Funds (Cost $19,359,625)		19,362,250
Total Investments in Securities (Cost: $1,517,446,296)		1,818,131,658
Other Assets & Liabilities, Net		7,242,233
Net Assets		1,825,373,891
At March 31, 2025, securities and/or cash totaling $2,954,329 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	63	06/2025	USD	17,807,738	—	(166,551)
Tri-Continental Corporation  | 2025

Portfolio of Investments  (continued)
Tri-Continental Corporation, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2025, the total value of these securities amounted to $3,483,499, which represents 0.19% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $284,584,098, which represents 15.59% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	24,998,794	96,191,156	(101,827,764)	64	19,362,250	(86)	232,542	19,366,123
Abbreviation Legend
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Tri-Continental Corporation  | 2025

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1QT240_12_R01_(05/25)